Financial assets at fair value through profit or loss (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Carrying amount	¥ 925,204,000	¥ 690,627,000
Wealth management products
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	¥ 532,147,000	¥ 690,627,000